Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable—margin clients, allowance for doubtful accounts		$ 135,275
Accounts receivable—others, allowance for doubtful accounts	43,077	102,236
Deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	2,954,098	3,807,846
Accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	6,282,466	7,460,581
Amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	398,936	647,560
Accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	1,997,774	5,519,554
Income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	300,679	414,023
Deferred tax liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	578,006	325,340
Deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	353,035	632,829
Deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	$ 546,320	$ 1,886,190
Ordinary shares, shares issued (in Shares)	112,417,933	111,145,633
Ordinary shares, shares outstanding (in Shares)	112,417,933	111,145,633